Document And Entity Information	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Larimar Therapeutics, Inc.
Entity Central Index Key	0001374690
Entity Emerging Growth Company	false
Entity File Number	001-36510
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3857670
Entity Address, Address Line One	Three Bala Plaza East
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	(844)
Local Phone Number	511-9056
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LRMR
Security Exchange Name	NASDAQ